SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Right-of-use asset	$ 259	$ 271	$ 302
Lease liability	$ 279	$ 293	$ 302
Operating Lease, Liability, Statement of Financial Position [Extensible List]			us-gaap:OtherLiabilities
Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year
Lease renewal term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term	20 years
Lease renewal term	5 years